UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-5086

Churchill Tax-Free Trust
(Exact Name of Registrant as Specified in Charter)

380 Madison Avenue, Suite 2300
New York, New York  10017
(Address of Principal Executive Offices)(Zip Code)

Joseph P. DiMaggio, Chief Financial Officer and Treasurer
380 Madison Avenue, Suite 2300
New York, New York  10017
(Name and address of Agent for Service)

Registrant's Telephone Number, including Area Code: (212) 697-6666

Date of fiscal year end: December 31, 2011

Date of reporting period: March 31, 2012

Item 1. Schedule of Investments.

CHURCHILL TAX-FREE FUND OF KENTUCKY
SCHEDULE OF INVESTMENTS
March 31, 2012
(unaudited)

		Rating
Principal		Moody's/
Amount	General Obligation Bonds (5.0%)	S&P	Value	(a)

	Bowling Green, Kentucky
$500,000	2.000%, 06/01/15	Aa2/AA-	$516,610

	Campbell County, Kentucky Public Project
1,625,000	4.375%, 12/01/25 Syncora Guarantee, Inc. Insured	Aa2/NR	1,724,093

	Henderson County, Kentucky
330,000	3.000%, 11/01/20	Aa3/NR	345,520

	Highland Heights, Kentucky
235,000	4.500%, 12/01/25	A1/NR	256,282
370,000	4.600%, 12/01/27	A1/NR	399,940
500,000	5.125%, 12/01/38	A1/NR	537,910

	Kenton County, Kentucky Public Project
500,000	4.625%, 04/01/34	Aa2/NR	536,445

	Lexington-Fayette Urban County, Kentucky
4,175,000	4.250%, 05/01/23 NPFG Insured	Aa2/AA	4,543,611

	Louisville & Jefferson County, Kentucky
955,000	4.200%, 11/01/22 NPFG Insured	Aa1/AA+**	1,041,160

	Muhlenberg County, Kentucky
730,000	4.500%, 04/01/28	A1/NR	788,239

	Warren County, Kentucky Unlimited Tax
615,000	4.000%, 06/01/25	Aa2/AA-	665,959
635,000	4.000%, 06/01/26	Aa2/AA-	679,717
660,000	4.000%, 06/01/27	Aa2/AA-	699,989
	Total General Obligation Bonds		12,735,475

	Revenue Bonds (93.7%)

	State Agencies (12.2%)

	Kentucky Area Development District Financing
500,000	5.000%, 12/01/23 LOC Wachovia Bank (pre-refunded)	NR/NR*	503,780

	Kentucky Asset & Liability Commission Federal Highway Notes
1,000,000	5.000%, 09/01/22 Series A	Aa2/AA	1,188,500

	Kentucky Asset & Liability Commission University of Kentucky Project
1,500,000	4.500%, 10/01/22 NPFG FGIC Insured	Aa2/AA-	1,601,790
500,000	5.000%, 10/01/25 Series B	Aa2/AA-	550,815
750,000	5.000%, 10/01/26 Series B	Aa2/AA-	820,658
1,000,000	5.000%, 10/01/27 Series B	Aa2/AA-	1,089,470

	Kentucky Economic Development Finance Authority Louisville Arena Project
3,500,000	5.750%, 12/01/28 AGMC Insured	Aa3/AA-	3,748,360

	Kentucky State Property and Buildings Commission
1,000,000	5.000%, 11/01/17 AMBAC Insured	A1/A+***	1,058,940
3,000,000	5.000%, 11/01/19 AGMC Insured (pre-refunded)	Aa2/AA-	3,083,250
1,020,000	5.000%, 11/01/20	Aa3/A+	1,178,386
1,375,000	5.375%, 11/01/23	Aa3/A+	1,573,811
2,820,000	5.750%, 04/01/24 Project 91	A1/A+	3,187,925
2,800,000	5.250%, 02/01/28 AGMC Insured	Aa3/AA-	3,114,804
750,000	5.500%, 11/01/28	Aa3/A+	842,550
2,500,000	5.000%, 02/01/29 AGMC Insured	Aa3/AA-	2,722,625
2,625,000	5.750%, 04/01/29 Project 91	A1/A+	2,919,263
2,000,000	5.000%, 08/01/30 Project 100	Aa3/A+	2,206,700

	Total State Agencies		31,391,627

	County Agencies (5.9%)

	Bracken County, Kentucky Public Properties Corp. Revenue Refunding - First Mortgage
1,110,000	5.000%, 08/01/30	Aa3/NR	1,241,446

	Grant County, Kentucky Public Property Corp. Justice Center Project
1,000,000	4.500%, 12/01/24	Aa3/NR	1,076,410

	Jefferson County, Kentucky Capital Projects
1,575,000	4.250%, 06/01/23 AGMC Insured	Aa2/NR***	1,688,636
1,950,000	4.375%, 06/01/24 AGMC Insured	Aa2/NR***	2,089,718
2,060,000	4.375%, 06/01/26 Series A AGMC Insured	Aa2/NR	2,184,239
1,070,000	4.375%, 06/01/27 Series A AGMC Insured	Aa2/NR	1,129,834
1,640,000	4.375%, 06/01/28 AGMC Insured	Aa2/NR***	1,722,935

	Kentucky Association of Counties Finance Corp. Financing Program
1,145,000	4.250%, 02/01/24	NR/A+	1,214,158
515,000	4.000%, 02/01/25	NR/A+	540,168
315,000	5.375%, 02/01/27	NR/A+	346,428
330,000	5.375%, 02/01/28	NR/A+	361,129

	Lexington-Fayette Urban County, Kentucky Public Facilities Revenue
500,000	4.125%, 10/01/23 NPFG Insured	Aa3/NR	531,690
500,000	4.250%, 10/01/26 NPFG Insured	Aa3/NR	523,080

	Warren County, Kentucky Justice Center
365,000	4.300%, 09/01/22 NPFG Insured	Aa3/NR	381,702

	Total County Agencies		15,031,573

	Colleges and Universities (6.3%)

	Berea, Kentucky Educational Facilities (Berea College)
1,000,000	4.125%, 06/01/25	Aaa/NR	1,043,760

	Boyle County, Kentucky College Refunding & Improvement
1,035,000	4.500%, 06/01/22 AGC Insured	Aa3/AA-	1,121,516
200,000	4.625%, 06/01/24 AGC Insured	Aa3/AA-	215,914

	Eastern Kentucky University General Receipts
1,250,000	4.000%, 10/01/27	Aa3/A+	1,291,925

	Louisville & Jefferson County, Kentucky University of Louisville
525,000	5.000%, 06/01/20 AMBAC Insured	NR/NR*	560,154

	Murray State University Project, Kentucky General Receipts Revenue
745,000	4.500%, 09/01/23 AMBAC Insured	Aa3/A+	785,528

	University of Kentucky General Receipts
885,000	4.500%, 10/01/22 Syncora Guarantee, Inc. Insured	Aa2/AA-	964,084
1,545,000	4.500%, 10/01/23 Syncora Guarantee, Inc. Insured	Aa2/AA-	1,669,373
1,625,000	4.500%, 10/01/25 Syncora Guarantee, Inc. Insured	Aa2/AA-	1,728,821
1,010,000	4.500%, 10/01/26 Syncora Guarantee, Inc. Insured	Aa2/AA-	1,070,166
1,000,000	5.000%, 09/01/30	Aa2/AA-	1,129,600

	Western Kentucky University Revenue General Receipts
2,000,000	4.200%, 09/01/25 Series A NPFG Insured	Aa3/A+	2,077,380
2,475,000	4.200%, 09/01/26 Series A NPFG Insured	Aa3/A+	2,555,933

	Total Colleges and Universities		16,214,154

	Hospitals (11.6%)

	Jefferson County, Kentucky Health Facilities University Hospital
1,050,000	5.250%, 07/01/22 NPFG Insured	Baa2/BBB	1,053,161

	Jefferson County, Kentucky, Louisville Medical Center
2,200,000	5.250%, 05/01/17	NR/A	2,227,544
2,000,000	5.500%, 05/01/22	NR/A	2,024,980

	Kentucky Economic Development Finance Authority, Baptist Healthcare System
4,795,000	5.375%, 08/15/24	A1/NR***	5,435,276

	Kentucky Economic Development Finance Authority, Catholic Health
1,000,000	5.000%, 05/01/29	Aa2/AA	1,044,850

	Kentucky Economic Development Finance Authority, Hospital Facilities St. Elizabeth Healthcare
1,000,000	5.500%, 05/01/39	NR/AA-***	1,082,000

	Kentucky Economic Development Finance Authority, Kings Daughter Medical Center
1,000,000	5.000%, 02/01/30	A1/A+	1,042,660

	Lexington-Fayette Urban County Government, Kentucky Public Facilities Co Lease, Eastern State Hospital
1,500,000	5.250%, 06/01/32	Aa3/A+	1,653,405

	Louisville & Jefferson County, Kentucky Louisville Medical Center
1,000,000	5.000%, 06/01/18	NR/A	1,036,530

	Louisville & Jefferson County, Kentucky Metro Health, Jewish Hospital Revenue
1,250,000	6.000%, 02/01/22	Baa1/A-	1,309,625

	Louisville & Jefferson County, Kentucky Metropolitan Government Health System, Norton
7,620,000	5.000%, 10/01/26	NR/A-****	7,965,491
1,600,000	5.000%, 10/01/30	NR/A-****	1,659,184

	Louisville & Jefferson County, Kentucky Metropolitan Government Revenue Refunding, Catholic Health Initiatives
2,000,000	5.000%, 12/01/30	Aa2/AA	2,202,380

	Total Hospitals		29,737,086

	Housing (10.3%)

	Kentucky Housing Corporation Housing Revenue
555,000	4.200%, 01/01/17	Aaa/AAA	565,084
470,000	4.800%, 01/01/18 AMT	Aaa/AAA	481,586
285,000	4.250%, 01/01/18	Aaa/AAA	289,685
575,000	4.800%, 07/01/18 AMT	Aaa/AAA	588,645
180,000	4.250%, 07/01/18	Aaa/AAA	182,839
615,000	4.800%, 07/01/20 AMT	Aaa/AAA	625,701
6,025,000	5.450%, 07/01/22 AMT	Aaa/AAA	6,029,338
4,565,000	5.250%, 07/01/22 AMT	Aaa/AAA	4,567,785
245,000	5.200%, 07/01/22	Aaa/AAA	245,186
415,000	5.100%, 07/01/22 AMT	Aaa/AAA	415,697
1,570,000	4.800%, 07/01/22 AMT	Aaa/AAA	1,617,995
1,635,000	5.000%, 01/01/23 AMT	Aaa/AAA	1,701,332
665,000	5.000%, 07/01/24 FHA Insured	Aaa/AAA	708,405
250,000	3.625%, 01/01/25	Aaa/AAA	254,618
4,140,000	5.200%, 07/01/25 AMT	Aaa/AAA	4,147,535
905,000	4.500%, 07/01/25	Aaa/AAA	958,286
600,000	4.750%, 07/01/26	Aaa/AAA	625,248
230,000	5.375%, 07/01/27	Aaa/AAA	230,186
315,000	4.850%, 07/01/29	Aaa/AAA	328,964
545,000	5.150%, 07/01/39	Aaa/AAA	571,727

	Kentucky Housing Multifamily Mortgage Revenue
1,325,000	5.000%, 06/01/35 AMT	NR/NR*	1,330,883

	Total Housing		26,466,725

	School Building Revenue (22.6%)

	Barren County, Kentucky School Building Revenue
1,265,000	4.250%, 08/01/25 AGC Insured	Aa3/NR	1,316,131
1,670,000	4.375%, 08/01/26 AGC Insured	Aa3/NR	1,739,004

	Boone County, Kentucky School District Finance Corp. School Building Revenue
140,000	4.750%, 06/01/20 AGMC Insured (pre-refunded)	Aa3/AA-	141,015
1,000,000	4.125%, 08/01/22 Syncora Guarantee, Inc. Insured	Aa3/NR	1,033,710
1,580,000	4.500%, 08/01/23 AGMC Insured	Aa3/NR	1,670,803
1,250,000	4.125%, 03/01/25 AGMC Insured	Aa3/NR	1,284,350

	Bullitt County, Kentucky School District Finance Corp.
200,000	4.300%, 10/01/21 NPFG Insured	Aa3/NR	210,626
2,455,000	4.500%, 10/01/22 NPFG Insured	Aa3/NR	2,588,724
1,590,000	4.500%, 10/01/23 NPFG Insured	Aa3/NR	1,671,869
1,145,000	4.500%, 04/01/27	Aa3/NR	1,237,894
1,200,000	4.500%, 04/01/28	Aa3/NR	1,291,896

	Campbell County, Kentucky School District Finance Corp. School Building Revenue
340,000	3.500%, 08/01/22	Aa3/NR	357,405

	Christian County, Kentucky School District Finance Corp.
750,000	4.125%, 08/01/23 Syncora Guarantee, Inc. Insured	Aa3/NR	778,170
1,590,000	4.125%, 08/01/24 Syncora Guarantee, Inc. Insured	Aa3/NR	1,644,108

	Daviess County, Kentucky School District Finance Corp.
200,000	5.000%, 06/01/24 (pre-refunded)	Aa3/NR	219,568

	Fayette County, Kentucky School District Finance Corp.
5,000,000	4.250%, 04/01/23 AGMC Insured	Aa2/AA	5,230,100
4,335,000	4.375%, 05/01/26 AGMC Insured	Aa2/AA	4,628,306

	Floyd County, Kentucky School Finance Corporation School Building
1,255,000	4.125%, 03/01/26 Syncora Guarantee, Inc. Insured	Aa3/NR	1,280,627

	Fort Thomas, Kentucky Independent School District Finance Corp.
610,000	4.375%, 04/01/25	Aa3/NR	633,875

	Franklin County, Kentucky School District Finance Corp.
1,000,000	5.000%, 04/01/24	Aa3/NR	1,056,680

	Graves County, Kentucky School Building Revenue
1,260,000	5.000%, 06/01/22 (pre-refunded)	Aa3/NR	1,329,174
1,320,000	5.000%, 06/01/23 (pre-refunded)	Aa3/NR	1,392,468

	Kenton County, Kentucky School District Finance Corp.
445,000	4.300%, 04/01/22 AGC Insured	Aa3/NR	466,440
4,250,000	5.000%, 06/01/22 NPFG Insured (pre-refunded)	Aa3/NR	4,665,820
590,000	4.250%, 10/01/22 AGMC Insured	Aa3/NR	623,064
750,000	4.375%, 04/01/24 AGC Insured	Aa3/NR	781,350
325,000	4.400%, 04/01/26 AGC Insured	Aa3/NR	336,788

	Larue County, Kentucky School District Finance Corp.
270,000	4.500%, 07/01/21 NPFG Insured	Aa3/NR	288,784
470,000	4.500%, 07/01/22 NPFG Insured	Aa3/NR	500,757
785,000	4.500%, 07/01/23 NPFG Insured	Aa3/NR	832,179

	Laurel County, Kentucky School District Finance Corp.
300,000	4.000%, 06/01/16 AGMC Insured	Aa3/NR	330,504

	Magoffin County, Kentucky School District
375,000	4.250%, 08/01/23 AMBAC Insured	Aa3/NR	394,489
475,000	4.250%, 08/01/25 AMBAC Insured	Aa3/NR	494,979

	Ohio County, Kentucky School Building Revenue
790,000	4.500%, 05/01/24	Aa3/NR	853,066
325,000	4.500%, 05/01/25	Aa3/NR	348,894

	Oldham County, Kentucky School District Finance Corp.
500,000	5.000%, 05/01/19 NPFG Insured	Aa3/NR	526,775
1,000,000	4.500%, 09/01/27 NPFG Insured	Aa3/NR	1,038,860

	Owensboro, Kentucky Independent School District Finance Corp. School Building Revenue
890,000	4.375%, 09/01/24	Aa3/NR	957,613

	Pendleton County, Kentucky School District Finance Corp. School Building Revenue
730,000	4.000%, 02/01/23 NPFG Insured	Aa3/NR	760,207

	Pike County, Kentucky School Building Revenue
1,355,000	4.375%, 10/01/26 NPFG Insured	Aa3/NR	1,424,837

	Scott County, Kentucky School District Finance Corp.
1,115,000	4.200%, 01/01/22 AMBAC Insured	Aa3/NR	1,163,380
1,955,000	4.250%, 01/01/23 AMBAC Insured	Aa3/NR	2,033,435
1,560,000	4.300%, 01/01/24 AMBAC Insured	Aa3/NR	1,621,698
3,000,000	3.400%, 02/01/32	Aa3/NR	2,853,960

	Spencer County, Kentucky School District Finance Corp., School Building Revenue
1,000,000	4.500%, 08/01/27 AGMC Insured	Aa3/NR	1,061,130

	Warren County, Kentucky School District Finance Corp.
295,000	4.125%, 02/01/23 NPFG Insured	Aa3/NR	306,791
500,000	4.375%, 04/01/27 AGMC Insured	Aa3/NR	519,350

	Total Schools		57,921,653

	Transportation (12.9%)

	Kenton County, Kentucky Airport Board Airport Revenue
1,300,000	5.000%, 03/01/23 NPFG Insured AMT	A3/A-	1,312,948

	Kentucky State Turnpike Authority
3,000,000	4.450%, 07/01/22 Series B	Aa2/AA+	3,338,790
3,500,000	5.000%, 07/01/25	Aa2/AA+	4,028,640
2,000,000	5.000%, 07/01/25 AMBAC Insured	Aa2/AA+	2,167,040
1,000,000	5.000%, 07/01/25	Aa2/AA+	1,131,870
2,750,000	5.000%, 07/01/27	Aa2/AA+	3,080,770
1,100,000	5.000%, 07/01/28	Aa2/AA+	1,223,662
3,000,000	4.000%, 07/01/29	Aa2/AA+	3,149,160

	Louisville, Kentucky Regional Airport Authority
1,060,000	5.000%, 07/01/18 AMT	A2/A+	1,186,214
1,000,000	5.250%, 07/01/23 AGMC Insured AMT	Aa3/AA-	1,081,570
2,610,000	5.000%, 07/01/24 AMBAC Insured AMT	A2/A+	2,708,554

	Louisville & Jefferson County Regional Airport, Kentucky
1,000,000	5.250%, 07/01/18 AGMC Insured AMT	Aa3/AA-	1,043,410
2,000,000	5.250%, 07/01/20 AGMC Insured AMT	Aa3/AA-	2,055,100
1,370,000	5.250%, 07/01/21 AGMC Insured AMT	Aa3/AA-	1,405,195
3,390,000	5.250%, 07/01/22 AGMC Insured AMT	Aa3/AA-	3,471,258
275,000	5.375%, 07/01/23 AGMC Insured AMT	Aa3/AA-	276,122
500,000	5.000%, 07/01/25 NPFG Insured AMT	A2/A+	500,280

	Total Transportation		33,160,583

	Utilities (11.9%)

	Campbell & Kenton Counties, Kentucky (Sanitation District)
1,695,000	4.300%, 08/01/24 NPFG Insured	Aa2/AA	1,809,955
300,000	4.300%, 08/01/27 NPFG Insured	Aa2/AA	314,331
2,370,000	4.000%, 08/01/27	Aa2/AA	2,511,086
1,450,000	4.300%, 08/01/28 NPFG Insured	Aa2/AA	1,512,698

	Carroll County, Kentucky Environmental Facilities Revenue (Kentucky Utilities) AMT
1,500,000	5.750%, 02/01/26 AMBAC Insured	A2/A-	1,627,455

	Henderson, Kentucky Electric System Revenue
250,000	4.000%, 12/01/24	Aa3/NR	256,908

	Kentucky Board Corp. Financing Program
915,000	5.125%, 02/01/28	NR/A+	983,113

	Kentucky Rural Water Finance Corp.
205,000	4.250%, 08/01/19 NPFG Insured	Baa2/AA-	217,710
595,000	5.000%, 02/01/20 NPFG Insured	Baa2/AA-	602,426
210,000	4.250%, 08/01/20 NPFG Insured	Baa2/AA-	222,403
200,000	4.375%, 08/01/22 NPFG Insured	Baa2/AA-	212,572
240,000	4.500%, 08/01/23 NPFG Insured	Baa2/AA-	255,192
200,000	4.500%, 02/01/24 NPFG Insured	Baa2/AA-	205,700
255,000	4.500%, 08/01/24 NPFG Insured	Baa2/AA-	270,504
355,000	4.600%, 02/01/25	NR/AA-	381,991
290,000	4.500%, 08/01/27 NPFG Insured	Baa2/AA-	303,430
245,000	4.600%, 08/01/28 NPFG Insured	Baa2/AA-	256,419
315,000	4.625%, 08/01/29 NPFG Insured	Baa2/AA-	329,481

	Kentucky State Municipal Power Agency, Prairie St. Project
1,000,000	5.000%, 09/01/23 AGMC Insured	Aa3/AA-	1,096,200

	Louisville & Jefferson County, Kentucky Metropolitan Government Pollution Refunding, Louisville Gas & Electric Co. Project
2,000,000	1.650%, 10/01/33	A2/NR	2,008,620

	Louisville & Jefferson County, Kentucky Metropolitan Sewer District
2,380,000	4.250%, 05/15/20 AGMC Insured	Aa3/AA	2,571,566
2,510,000	4.250%, 05/15/21 AGMC Insured	Aa3/AA	2,693,782
1,500,000	5.000%, 05/15/26 AGMC Insured	Aa3/AA	1,601,400
1,350,000	5.000%, 05/15/34	Aa3/AA	1,497,758

	Northern Kentucky Water District
660,000	5.000%, 02/01/23 NPFG FGIC Insured	Aa3/NR	661,571
1,825,000	6.000%, 02/01/28 AGMC Insured	Aa3/NR	2,076,211
1,250,000	4.500%, 02/01/30	Aa3/NR	1,320,788

	Owensboro, Kentucky Electric and Power
1,000,000	5.000%, 01/01/21 AGMC Insured	Aa3/AA-	1,180,340

	Owensboro, Kentucky Water Revenue
500,000	5.000%, 09/15/27 AGMC Insured	Aa3/NR	549,295

	Owensboro-Daviess County, Kentucky Regional Water Resource Agency Wastewater Refunding & Improvement
930,000	4.375%, 01/01/27 Series A Syncora Guarantee, Inc. Insured	NR/AA-	957,435

	Total Utilities		30,488,340

	Total Revenue Bonds		240,411,741

	Total Investments (cost $239,987,226-note b)	98.7%	253,147,216

	Other assets less liabilities	1.3	3,330,971

	Net Assets	100.0%	$256,478,187

* Any security not rated (NR) by any of the Nationally Recognized Statistical Rating Organizations ("NRSRO or credit rating agency") has been determined by the Investment Adviser to have sufficient quality to be ranked in the top credit four ratings if a credit rating were to be assigned by a NRSRO.

Fitch ratings
** AAA
*** AA
**** A

Percent of
Portfolio Distribution By Quality Rating (unaudited)	Investments †

Aaa of Moody's or AAA of S&P or Fitch	10.8%
Pre-refunded bonds †† / Escrowed to Maturity bonds	4.5
Aa of Moody's or AA of S&P or Fitch	68.5
A of Moody's or S&P or Fitch	15.1
Baa of Moody's or BBB of S&P	0.4
Not rated*	0.7
100.0%

† Where applicable, calculated using the highest rating of the three NRSRO.

†† Pre-refunded bonds are bonds for which U.S. Government Obligations have been placed in escrow to retire the bonds at their earliest call date.

PORTFOLIO ABBREVIATIONS:
AGC - Assured Guaranty Corp.
AGMC - Assured Guaranty Municipal Corp.
AMBAC - American Municipal Bond Assurance Corp.
AMT - Alternative Minimum Tax
FGIC - Financial Guaranty Insurance Co.
FHA - Federal Housing Administration
LOC - Letter of Credit
NPFG - National Public Finance Guarantee
NR - Not Rated

See accompanying notes to financial statements.

CHURCHILL TAX-FREE FUND OF KENTUCKY
NOTES TO FINANCIAL STATEMENTS
March 31, 2012
(unaudited)

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) At March 31, 2012, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $239,846,968 amounted to of $13,300,248, which consisted of aggregate gross unrealized appreciation of $13,529,158 and aggregate gross unrealized depreciation of $228,910.

(c) Fair Value Measurements: The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of March 31, 2012:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$-
Level 2 – Other Significant Observable Inputs- Municipal Bonds+	253,147,216
Level 3 – Significant Unobservable Inputs	-
Total	$253,147,216
+See schedule of investments for a detailed listing of securities.

Item 2. Controls and Procedures.

(a)           The Fund's principal financial and executive officers have evaluated the Fund's disclosure controls and procedures within 90 days of this filing and have concluded that the Fund's disclosure controls and procedures were effective, as of this date, in ensuring that information required to be disclosed by the Fund in this Form N-Q was timely recorded, processed, summarized and reported.

(b)           The Fund's principal chief financial and executive officers are aware of no change in the Fund's internal control over financial reporting that occurred during the Fund's latest fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3. Exhibits.

Filed as exhibits as part of this Form are separate certifications for each principal financial and executive officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR 270.30a-2(a)).

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CHURCHILL TAX-FREE TRUST

By:	/s/ Diana P. Herrmann
Diana P. Herrmann
President and Trustee
May 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Diana P. Herrmann
Diana P. Herrmann
President and Trustee
May 24, 2012

By:	/s/ Joseph P. DiMaggio
Chief Financial Officer and Treasurer
May 24, 2012